Cover	12 Months Ended
Oct. 31, 2023
Document Information [Line Items]
Document Type	N-CSR
Amendment Flag	false
Document Period End Date	Oct. 31, 2023
Entity Information [Line Items]
Entity Registrant Name	KKR Income Opportunities Fund
Entity Central Index Key	0001515940
Entity Inv Company Type	N-2